Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Oct. 31, 2020	Jul. 31, 2020	Feb. 29, 2020
Summary of Significant Accounting Policies
Deferred Offering Costs	$ 600	$ 4,596	$ 3,042